Share-based Payment Arrangements - Additional Information (Detail)	1 Months Ended								9 Months Ended		12 Months Ended
	Sep. 30, 2017 shares	Jul. 31, 2016 shares	Jul. 31, 2015 shares	Jul. 31, 2014 shares	Jul. 31, 2013 shares	Jul. 31, 2012 shares	Jul. 31, 2011 shares	Jul. 31, 2010 shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Anti-dilutive outstanding employee share options									8,051,149	11,004,802
Compensation costs recognized | $									$ 0	$ 42,511
Recognized compensation liabilities, Non-current | $									95,926		$ 184,870
Other Payable
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Recognized compensation liabilities, Current | $									$ 1,074,741		755,787
Employee Share Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted to qualified employee	825,833	1,032,250	2,477,336	680,625	619,250	669,750	910,000	661,000
Share option granted expiration period									10 years
Description of vesting requirements for stock option									No performance conditions were attached to the plan. The Company has no legal constructive obligation to repurchase or settle the options in cash.
Decrease in exercise price for award previously granted									50.00%
Anti-dilutive outstanding employee share options									13,841,879
Long Term Incentive Plans
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Long term incentive plan bonus entitlement units granted									1,566,000
Retrospective share conversion ratio									500.00%
Grant date fair value of award											2.92	$ 7.90	$ 1.10	$ 33.45
Reporting date fair value of award | $									$ 1.90		$ 2.03
Recognized total expenses | $									$ 198,720	$ (255,062)
Long Term Incentive Plan Granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Long term incentive plan bonus entitlement units granted									1,462,000
Long Term Incentive Plan Granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted to qualified employee									241,142
Long term incentive plan bonus entitlement units granted									104,000
Long Term Incentive Plan Granted in 2018 | Vest in Thirds Each Year After the First, Second, and Third Anniversary of Award
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Long term incentive plan bonus entitlement units granted									241,142
Long Term Incentive Plan Granted in 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted to qualified employee									491,020	491,020
Long Term Incentive Plan Granted in 2019 | Vest in Thirds Each Year After the First, Second, and Third Anniversary of Award
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Long term incentive plan bonus entitlement units granted									491,020